Employee Benefits and Private Pension Plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Employees	Dec. 31, 2022 BRL (R$) Employees	Dec. 31, 2021 BRL (R$)
Disclosure of defined benefit plans [line items]
Maximum matching contribution percentage	11.00%
Defined contribution pension plan fund | R$	R$ 18,271	R$ 18,204
Contribution to Ultraprev | R$	R$ 22,482	R$ 16,368	R$ 16,120
Number of active participating employees	4,053	4,097
Number of retired participating employees	298	286
Number of former employees receiving benefits	23	23
Demographic assumption percentage of reasonably possible decrease in mortality table for other benefits	10.00%
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage	0.30%
Fixed monthly accumulated fund period	5 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Monthly accumulated fund percentage	1.00%
Fixed monthly accumulated fund period	35 years
Average period	73 months